LOANS (Schedule of Aging of the Recorded Investment in Past Due Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	$ 1,733	$ 355	$ 1,074	$ 1,874
60 - 89 Days Past Due	623	27	430	332
Greater than 90 Days Past Due	1,917	926	718	1,139
Total Past Due	4,273	1,308	2,222	3,345
Purchased Credit-Impaired Loans	0	0
Loans Not Past Due	291,276	177,777	175,317	178,741
Total	300,198	179,085	177,539	182,086
One to four Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	1,392	280	855	1,117
60 - 89 Days Past Due	446	11	406	169
Greater than 90 Days Past Due	1,390	810	601	803
Total Past Due	3,228	1,101	1,862	2,089
Purchased Credit-Impaired Loans	1,355	0
Loans Not Past Due	171,250	134,142	130,600	139,218
Total	175,833	135,243	132,462	141,307
Multi-family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	0
60 - 89 Days Past Due	157
Greater than 90 Days Past Due	0
Total Past Due	157
Purchased Credit-Impaired Loans	0	0
Loans Not Past Due	6,835	889	1,020	985
Total	6,992	889	1,020	985
Commercial real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	199		124	139
60 - 89 Days Past Due	0
Greater than 90 Days Past Due	265	36	35	307
Total Past Due	464	36	159	446
Purchased Credit-Impaired Loans	2,242	0
Loans Not Past Due	54,846	17,285	16,604	15,887
Total	57,552	17,321	16,763	16,333
Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	0	41	40	525
60 - 89 Days Past Due	0
Greater than 90 Days Past Due	0	80	80
Total Past Due	0	121	120	525
Purchased Credit-Impaired Loans	491	0
Loans Not Past Due	7,580	2,055	3,720	2,570
Total	8,071	2,176	3,840	3,095
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	95			4
60 - 89 Days Past Due	0			135
Greater than 90 Days Past Due	256			14
Total Past Due	351			153
Purchased Credit-Impaired Loans	539	0
Loans Not Past Due	25,301	5,641	5,509	4,742
Total	26,191	5,641	5,509	4,895
Home equity loans and lines of credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	0	17
60 - 89 Days Past Due	0
Greater than 90 Days Past Due	0			15
Total Past Due	0	17		15
Purchased Credit-Impaired Loans	18	0
Loans Not Past Due	7,867	5,936	5,872	5,896
Total	7,885	5,953	5,872	5,911
Motor vehicle [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	32	15	52	87
60 - 89 Days Past Due	11	8	11	28
Greater than 90 Days Past Due	6		2
Total Past Due	49	23	65	115
Purchased Credit-Impaired Loans	4	0
Loans Not Past Due	10,442	8,879	8,950	6,853
Total	10,495	8,902	9,015	6,968
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	15	2	3	2
60 - 89 Days Past Due	9	8	13
Greater than 90 Days Past Due	0
Total Past Due	24	10	16	2
Purchased Credit-Impaired Loans	0	0
Loans Not Past Due	7,155	2,950	3,042	2,590
Total	$ 7,179	$ 2,960	$ 3,058	$ 2,592